The E-Valuator Moderate RMS Fund | Investor Class Shares
FUND SUMMARY The E-Valuator Moderate RMS Fund
Investment Objective
The E-Valuator Moderate RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide both principal growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The E-Valuator Moderate RMS Fund	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The E-Valuator Moderate RMS Fund		Investor Class Shares	Institutional Class Shares
Management Fee	[1]	0.45%	0.45%
Distribution (12b-1) and Service Fees		0.25%	none
Shareholder Services Plan		0.10%	0.10%
Other Expenses		0.23%	0.23%
Acquired Fund Fees and Expenses		0.27%	0.27%
Total Annual Fund Operating Expenses		1.30%	1.05%
Fee Waivers and/or Expense Reimbursements	[1]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements	[1]	1.21%	0.96%
[1]	Systelligence, LLC (the "Adviser"), has contractually agreed to waive its management fee to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The E-Valuator Moderate RMS Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	123	403	704	1,560
Institutional Class Shares	98	325	571	1,274

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2016, the Fund’s portfolio turnover rate was 12.39% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical growth oriented investor.

The Fund will allocate its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration, and in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 30% to 70% allocated to either one of those asset classes at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of placing equal emphasis on income and growth. For instance, in periods when interest rates are relatively high the Fund may adjust the allocation to fixed income to compensate for that environment. Whereas, during a period where interest rates are relatively low, the Fund may need to adjust the allocation to fixed income in an inverse manner to compensate for that environment. In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that tolerant to the daily fluctuations of the stock market (market risk), seeks interest income, and has equal emphasis on the generation of current income as well as growth.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

New Fund Risk. The Fund is a new mutual fund and commenced operations in May 2016.

New Adviser Risk. The investment adviser is recently formed and has not previously managed a mutual fund.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a collective investment fund (The E-Valuator Moderate Risk Managed Strategy (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the collective investment fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the collective investment fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund). The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

The E-Valuator Moderate RMS Fund Total Return

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 5.79% (quarter ending 12/31/2013) and the Fund’s lowest return for a calendar quarter was -5.38% (quarter ending 9/30/2015). Year to date return as of September 30, 2016 was 5.83%.

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2015
Average Annual Total Returns - The E-Valuator Moderate RMS Fund		1 Year	Since Inception	Inception Date
Investor Class Shares				Feb. 29, 2012
Investor Class Shares | Return Before Taxes		(0.95%)	7.06%
Investor Class Shares | Return After Taxes on Distributions	[1]	(0.95%)	7.06%
Investor Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.54%)	5.50%
Investor Class Shares | S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(0.69%)	11.08%
Institutional Class Shares				Feb. 29, 2012
Institutional Class Shares | Return Before Taxes		(0.61%)	7.31%
Institutional Class Shares | Return After Taxes on Distributions	[1]	(0.61%)	7.31%
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.34%)	5.70%
Institutional Class Shares | S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(0.69%)	11.08%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The performance shown for "Funds Return Before Taxes" and "Return After Taxes on Distribution" are the same because the Predecessor Fund has not paid any distributions since its inception. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The E-Valuator Moderate RMS Fund | Institutional Class Shares
FUND SUMMARY The E-Valuator Moderate RMS Fund
Investment Objective
The E-Valuator Moderate RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide both principal growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The E-Valuator Moderate RMS Fund	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The E-Valuator Moderate RMS Fund		Investor Class Shares	Institutional Class Shares
Management Fee	[1]	0.45%	0.45%
Distribution (12b-1) and Service Fees		0.25%	none
Shareholder Services Plan		0.10%	0.10%
Other Expenses		0.23%	0.23%
Acquired Fund Fees and Expenses		0.27%	0.27%
Total Annual Fund Operating Expenses		1.30%	1.05%
Fee Waivers and/or Expense Reimbursements	[1]	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements	[1]	1.21%	0.96%
[1]	Systelligence, LLC (the "Adviser"), has contractually agreed to waive its management fee to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The E-Valuator Moderate RMS Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	123	403	704	1,560
Institutional Class Shares	98	325	571	1,274

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2016, the Fund’s portfolio turnover rate was 12.39% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical growth oriented investor.

The Fund will allocate its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration, and in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 30% to 70% allocated to either one of those asset classes at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of placing equal emphasis on income and growth. For instance, in periods when interest rates are relatively high the Fund may adjust the allocation to fixed income to compensate for that environment. Whereas, during a period where interest rates are relatively low, the Fund may need to adjust the allocation to fixed income in an inverse manner to compensate for that environment. In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objectives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that tolerant to the daily fluctuations of the stock market (market risk), seeks interest income, and has equal emphasis on the generation of current income as well as growth.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risk. When the Fund invests in Underlying Funds, the Fund indirectly will bear its proportionate share of any fees and expense payable directly by the Underlying Fund. Therefore the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

New Fund Risk. The Fund is a new mutual fund and commenced operations in May 2016.

New Adviser Risk. The investment adviser is recently formed and has not previously managed a mutual fund.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a collective investment fund (The E-Valuator Moderate Risk Managed Strategy (i.e., the predecessor fund) that was previously sub-advised by Intervest International, Inc., an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 in conjunction with a transaction in which the predecessor fund’s assets were effectively transferred by the predecessor fund to the Fund. This collective investment fund was organized on February 29, 2012 and commenced operations on February 29, 2012 and had an investment objective, strategy, policies, guidelines and restrictions that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the collective investment fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the collective investment fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations on May 26, 2016 is that of the collective investment fund (net of actual fees and expenses charged to collective investment fund). The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following Page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

The E-Valuator Moderate RMS Fund Total Return

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 5.93% (quarter ending 12/31/2013) and the Fund’s lowest return for a calendar quarter was -5.27% (quarter ending 9/30/2015). Year to date return as of September 30, 3016 was 6.04%.

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2015
Average Annual Total Returns - The E-Valuator Moderate RMS Fund		1 Year	Since Inception	Inception Date
Investor Class Shares				Feb. 29, 2012
Investor Class Shares | Return Before Taxes		(0.95%)	7.06%
Investor Class Shares | Return After Taxes on Distributions	[1]	(0.95%)	7.06%
Investor Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.54%)	5.50%
Investor Class Shares | S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(0.69%)	11.08%
Institutional Class Shares				Feb. 29, 2012
Institutional Class Shares | Return Before Taxes		(0.61%)	7.31%
Institutional Class Shares | Return After Taxes on Distributions	[1]	(0.61%)	7.31%
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.34%)	5.70%
Institutional Class Shares | S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(0.69%)	11.08%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The performance shown for "Funds Return Before Taxes" and "Return After Taxes on Distribution" are the same because the Predecessor Fund has not paid any distributions since its inception. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.